GBL-OFI -PRO-SUP-1

Statutory Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Funds listed below:

Invesco Oppenheimer Developing Markets Fund

Invesco Oppenheimer Discovery Fund

Invesco Oppenheimer International Small-Mid Company Fund

This supplement amends the Statutory Prospectuses of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “Other Information – Limited Fund Offering” in the prospectus for each Fund:

“The Fund is closed to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who were invested in the Fund on May 24, 2019, may continue to make additional purchases in their accounts.

Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan had invested in the Fund as of May 24, 2019. New Employer Sponsored Retirement and Benefit Plans or its affiliated plans authorized prior to May 24, 2019 will have until December 31, 2019 to fund the account. Existing registered investment advisor (RIA) and bank trust firms that have an investment allocation to the Fund in a fee-based, wrap or advisory account, can continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

Effective September 3, 2019:

The following information replaces in its entirety footnote number one appearing under the heading “Shareholder Account Information – Choosing a Share Class” in the prospectus for each Fund:

“1 Invesco Conservative Income Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Oppenheimer Ultra-Short Duration Fund do not have initial sales charges or CDSCs on redemptions.”

The following information replaces in its entirety the first two paragraphs and the following tables appearing under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” in the prospectus for each Fund:

“The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Ultra-Short Duration Fund and Invesco Tax-Exempt Cash Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.

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Category I Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04

Category II Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04

Category III Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50

Category IV Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	1.75	1.78

Category V Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	3.25%	3.36%
$100,000 but less than $250,000	2.75	2.83
$250,000 but less than $500,000	1.75	1.78
$500,000 but less than $1,000,000	1.50	1.52

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Category VI Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63”

The following information replaces in its entirety the last paragraph appearing under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only) – Qualifying for Reduced Sales Charges and Sales Charge Exceptions” in the prospectus for each Fund:

“Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Ultra-Short Duration Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Tax-Exempt Cash Fund, Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco Oppenheimer Government Money Market Fund, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.”

The following information replaces in its entirety the first paragraph appearing under the heading “Shareholder Account Information – Contingent Deferred Sales Charges (CDSCs) – CDSCs on Class A Shares and Invesco Cash Reserve Shares” in the prospectus for each Fund:

“Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Oppenheimer Ultra-Short Duration Fund which do not have CDSCs on redemptions.”

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O-STM-PRO-SUP-1

Statutory Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco Oppenheimer Short Term Municipal Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective September 3, 2019:

The following information replaces in its entirety the two paragraphs appearing under the heading “Fund Summary – Fees and Expenses of the Fund” and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund – Shareholder Fees” in the summary prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)	Class:	A	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	1.00%	None”

The footnote number one appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Annual Fund Operating Expenses” is deleted.

The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund – Example” in the summary prospectus:

“Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$87	$271	$471	$1,049
Class C	$263	$505	$871	$1,900
Class Y	$61	$192	$335	$750

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$87	$271	$471	$1,049
Class C	$163	$505	$871	$1,900
Class Y	$61	$192	$335	$750”

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O-STM-PRO-SUP-1

The following information replaces in its entirety the information appearing under the heading “Other Information – Sales Charges” in the prospectus:

“Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.”

The following information replaces in its entirety footnote number one appearing under the heading “Shareholder Account Information – Choosing a Share Class” in the prospectus:

“1 Invesco Conservative Income Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Oppenheimer Ultra-Short Duration Fund do not have initial sales charges or CDSCs on redemptions.”

The following information replaces in its entirety the first two paragraphs and the following tables appearing under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” in the prospectus:

“The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Ultra-Short Duration Fund and Invesco Tax-Exempt Cash Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.

Category I Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04

Category II Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04

Category III Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50

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Category IV Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	1.75	1.78

Category V Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	3.25%	3.36%
$100,000 but less than $250,000	2.75	2.83
$250,000 but less than $500,000	1.75	1.78
$500,000 but less than $1,000,000	1.50	1.52

Category VI Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63 ”

The following information replaces in its entirety the last paragraph appearing under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only) – Qualifying for Reduced Sales Charges and Sales Charge Exceptions” in the prospectus:

“Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Ultra-Short Duration Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Tax-Exempt Cash Fund, Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco Oppenheimer Government Money Market Fund, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.”

The following information replaces in its entirety the first paragraph appearing under the heading “Shareholder Account Information – Contingent Deferred Sales Charges (CDSCs) – CDSCs on Class A Shares and Invesco Cash Reserve Shares” in the prospectus:

“Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Oppenheimer Ultra-Short Duration Fund which do not have CDSCs on redemptions.”

O-STM-PRO-SUP-1	3

O-ACST-PRO-SUP-1

Statutory Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Discovery Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “Other Information – Limited Fund Offering” in the prospectus for the Fund:

“Limited Fund Offering (Invesco Oppenheimer Discovery Fund)

The Fund is closed to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who were invested in the Fund on May 24, 2019, may continue to make additional purchases in their accounts.

Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan had invested in the Fund as of May 24, 2019. New Employer Sponsored Retirement and Benefit Plans or its affiliated plans authorized prior to May 24, 2019 will have until December 31, 2019 to fund the account. Existing registered investment advisor (RIA) and bank trust firms that have an investment allocation to the Fund in a fee-based, wrap or advisory account, can continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

O-ACST-PRO-SUP-1

GBL-STATPRO-SUP-1

Statutory Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, C, CX, P, R, RX, S, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Income Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Select Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth and Income Fund

Invesco Health Care Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Select Equity Fund

Invesco International Small Company Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco OFI Pictet Global Environmental Solutions Fund

Invesco Oppenheimer Capital Appreciation Fund

Invesco Oppenheimer Capital Income Fund

Invesco Oppenheimer Discovery Mid Cap Growth Fund

Invesco Oppenheimer Dividend Opportunity Fund

Invesco Oppenheimer Emerging Markets Innovators Fund

Invesco Oppenheimer Emerging Markets Local Debt Fund

Invesco Oppenheimer Equity Income Fund

Invesco Oppenheimer Fundamental Alternatives Fund

Invesco Oppenheimer Global Allocation Fund

Invesco Oppenheimer Global Focus Fund

Invesco Oppenheimer Global Fund

Invesco Oppenheimer Global High Yield Fund

Invesco Oppenheimer Global Multi-Asset Growth Fund

Invesco Oppenheimer Global Multi-Asset Income Fund

Invesco Oppenheimer Global Opportunities Fund

Invesco Oppenheimer Global Strategic Income Fund

Invesco Oppenheimer Global Unconstrained Bond Fund

Invesco Oppenheimer Gold & Special Minerals Fund

Invesco Oppenheimer Government Cash Reserves Fund

Invesco Oppenheimer Government Money Market Fund

Invesco Oppenheimer Intermediate Income Fund

Invesco Oppenheimer Intermediate Term Municipal Fund

Invesco Oppenheimer International Bond Fund

Invesco Oppenheimer International Diversified Fund

Invesco Oppenheimer International Equity Fund

Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer Limited-Term Bond Fund

Invesco Oppenheimer Limited-Term Government Fund

Invesco Oppenheimer Macquarie Global Infrastructure Fund

Invesco Oppenheimer Main Street All Cap Fund®

Invesco Oppenheimer Main Street Fund®

Invesco Oppenheimer Main Street Mid Cap Fund®

Invesco Oppenheimer Main Street Small Cap Fund®

Invesco Oppenheimer Mid Cap Value Fund

Invesco Oppenheimer Municipal Fund

Invesco Oppenheimer Preferred Securities and Income Fund

Invesco Oppenheimer Real Estate Fund

Invesco Oppenheimer Rising Dividends Fund

Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

Invesco Oppenheimer Rochester® California Municipal Fund

Invesco Oppenheimer Rochester® High Yield Municipal Fund

Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

Invesco Oppenheimer Rochester® Municipals Fund

Invesco Oppenheimer Rochester® New Jersey Municipal Fund

Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Invesco Oppenheimer Senior Floating Rate Fund

Invesco Oppenheimer Senior Floating Rate Plus Fund

Invesco Oppenheimer Small Cap Value Fund

Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Invesco Oppenheimer SteelPath MLP Alpha Fund

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Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Invesco Oppenheimer SteelPath MLP Income Fund

Invesco Oppenheimer SteelPath MLP Select 40 Fund

Invesco Oppenheimer SteelPath Panoramic Fund

Invesco Oppenheimer Total Return Bond Fund

Invesco Oppenheimer Ultra-Short Duration Fund

Invesco Oppenheimer Value Fund

Invesco Pacific Growth Fund

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Premier Portfolio

Invesco Premier Tax-Exempt Portfolio

Invesco Premier U.S. Government Money Portfolio

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Value Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

This supplement amends the Statutory Prospectuses of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective September 3, 2019:

The following information replaces in its entirety footnote number one appearing under the heading “Shareholder Account Information – Choosing a Share Class” in the prospectus for each Fund:

“1 Invesco Conservative Income Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Oppenheimer Ultra-Short Duration Fund do not have initial sales charges or CDSCs on redemptions.”

The following information replaces in its entirety the first two paragraphs and the following tables appearing under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” in the prospectus for each Fund:

“The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Ultra-Short Duration Fund and Invesco Tax-Exempt Cash Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.

Category I Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04

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Category II Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04

Category III Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50

Category IV Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	1.75	1.78

Category V Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $100,000	3.25%	3.36%
$100,000 but less than $250,000	2.75	2.83
$250,000 but less than $500,000	1.75	1.78
$500,000 but less than $1,000,000	1.50	1.52

Category VI Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of Offering Price	As a % of Investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63 ”

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The following information replaces in its entirety the last paragraph appearing under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only) – Qualifying for Reduced Sales Charges and Sales Charge Exceptions” in the prospectus for each Fund:

“Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Ultra-Short Duration Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Tax-Exempt Cash Fund, Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco Oppenheimer Government Money Market Fund, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.”

The following information replaces in its entirety the first paragraph appearing under the heading “Shareholder Account Information – Contingent Deferred Sales Charges (CDSCs) – CDSCs on Class A Shares and Invesco Cash Reserve Shares” in the prospectus for each Fund:

“Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Short Term Municipal Fund and Invesco Oppenheimer Ultra-Short Duration Fund which do not have CDSCs on redemptions.”

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GBL-STATPRO-SUP-2

Statutory Prospectus Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Select Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco Floating Rate Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth and Income Fund

Invesco Health Care Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Select Equity Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Value Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund

Invesco U.S. Managed Volatility Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

This supplement amends the information under the heading “Purchase and Sale of Fund Shares” with respect to the minimum initial investment for institutional investors other than Employer Sponsored Retirement and Benefit Plans. The minimum initial investment for such institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.

This supplement is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and retain it for future reference.

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Statement of Additional Information Supplement dated July 19, 2019

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A2, AX, C, CX, P, R, RX, R5, R6, S, Y, Invesco Cash Reserve Shares and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Select Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco Health Care Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Allocation Fund

Invesco Income Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Select Equity Fund

Invesco International Small Company Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco OFI Pictet Global Environmental Solutions Fund

Invesco Oppenheimer Capital Appreciation Fund

Invesco Oppenheimer Capital Income Fund

Invesco Oppenheimer Developing Markets Fund

Invesco Oppenheimer Discovery Fund

Invesco Oppenheimer Discovery Mid Cap Growth Fund

Invesco Oppenheimer Dividend Opportunity Fund

Invesco Oppenheimer Emerging Markets Innovators Fund

Invesco Oppenheimer Emerging Markets Local Debt Fund

Invesco Oppenheimer Equity Income Fund

Invesco Oppenheimer Fundamental Alternatives Fund

Invesco Oppenheimer Global Allocation Fund

Invesco Oppenheimer Global Focus Fund

Invesco Oppenheimer Global Fund

Invesco Oppenheimer Global High Yield Fund

Invesco Oppenheimer Global Multi-Asset Growth Fund

Invesco Oppenheimer Global Multi-Asset Income Fund

Invesco Oppenheimer Global Opportunities Fund

Invesco Oppenheimer Global Strategic Income Fund

Invesco Oppenheimer Global Unconstrained Bond Fund

Invesco Oppenheimer Gold & Special Minerals Fund

Invesco Oppenheimer Government Cash Reserves Fund

Invesco Oppenheimer Government Money Market Fund

Invesco Oppenheimer Intermediate Income Fund

Invesco Oppenheimer Intermediate Term Municipal Fund

Invesco Oppenheimer International Bond Fund

Invesco Oppenheimer International Diversified Fund

Invesco Oppenheimer International Equity Fund

Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer International Small-Mid Company Fund

Invesco Oppenheimer Limited-Term Bond Fund

Invesco Oppenheimer Limited-Term Government Fund

Invesco Oppenheimer Macquarie Global Infrastructure Fund

Invesco Oppenheimer Main Street All Cap Fund®

Invesco Oppenheimer Main Street Fund®

Invesco Oppenheimer Main Street Mid Cap Fund®

Invesco Oppenheimer Main Street Small Cap Fund®

Invesco Oppenheimer Master Event-Linked Bond Fund

Invesco Oppenheimer Master Inflation Protected Securities Fund

Invesco Oppenheimer Master Loan Fund

Invesco Oppenheimer Mid Cap Value Fund

Invesco Oppenheimer Municipal Fund

Invesco Oppenheimer Portfolio Series: Active Allocation Fund

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund

Invesco Oppenheimer Portfolio Series: Growth Investor Fund

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

Invesco Oppenheimer Preferred Securities and Income Fund

Invesco Oppenheimer Real Estate Fund

Invesco Oppenheimer Rising Dividends Fund

Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

Invesco Oppenheimer Rochester® California Municipal Fund

Invesco Oppenheimer Rochester® High Yield Municipal Fund

Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

Invesco Oppenheimer Rochester® Municipals Fund

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Invesco Oppenheimer Rochester® New Jersey Municipal Fund

Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Invesco Oppenheimer Senior Floating Rate Fund

Invesco Oppenheimer Senior Floating Rate Plus Fund

Invesco Oppenheimer Short Term Municipal Fund

Invesco Oppenheimer Small Cap Value Fund

Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Invesco Oppenheimer SteelPath MLP Alpha Fund

Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Invesco Oppenheimer SteelPath MLP Income Fund

Invesco Oppenheimer SteelPath MLP Select 40 Fund

Invesco Oppenheimer SteelPath Panoramic Fund

Invesco Oppenheimer Total Return Bond Fund

Invesco Oppenheimer Ultra-Short Duration Fund

Invesco Oppenheimer Value Fund

Invesco Pacific Growth Fund

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Premier Portfolio

Invesco Premier Tax-Exempt Portfolio

Invesco Premier U.S. Government Money Portfolio

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco U.S. Managed Volatility Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

This supplement amends the Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

Effective September 3, 2019:

The following information replaces in its entirety the first and second paragraphs appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares – Initial Sales Charges” in the Appendix entitled “PURCHASE, REDEMPTION AND PRICING OF SHARES” in each Fund’s Statement of Additional Information:

“Each Invesco Fund (other than Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Ultra-Short Duration Fund and Invesco Tax-Exempt Cash Fund) is grouped into one of six categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate Invesco Distributors, Inc. (Invesco Distributors) and participating dealers for their expenses incurred in connection with the distribution of the Invesco Funds’ shares. You may also be charged a transaction or other fee by the financial intermediary managing your account.

Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Ultra-Short Duration Fund and Invesco Tax-Exempt Cash Fund and Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco Oppenheimer Government Money Market Fund are sold without an initial sales charge.”

The following information replaces the list of funds appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares – Initial Sales Charges – Category I Funds” in the Appendix entitled “PURCHASE, REDEMPTION AND PRICING OF SHARES” in each Fund’s Statement of Additional Information:

“Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Convertible Securities Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Select Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

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Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Greater China Fund

Invesco Growth and Income Fund

Invesco Health Care Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Select Equity Fund

Invesco International Small Company Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco OFI Pictet Global Environmental Solutions Fund

Invesco Oppenheimer Capital Appreciation Fund

Invesco Oppenheimer Capital Income Fund

Invesco Oppenheimer Developing Markets Fund

Invesco Oppenheimer Discovery Fund

Invesco Oppenheimer Discovery Mid Cap Growth Fund

Invesco Oppenheimer Dividend Opportunity Fund

Invesco Oppenheimer Emerging Markets Innovators Fund

Invesco Oppenheimer Equity Income Fund

Invesco Oppenheimer Fundamental Alternatives Fund

Invesco Oppenheimer Global Allocation Fund

Invesco Oppenheimer Global Focus Fund

Invesco Oppenheimer Global Fund

Invesco Oppenheimer Global Multi-Asset Growth Fund

Invesco Oppenheimer Global Opportunities Fund

Invesco Oppenheimer Gold & Special Minerals

Invesco Oppenheimer International Diversified Fund

Invesco Oppenheimer International Equity Fund

Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer International Small-Mid Company Fund

Invesco Oppenheimer Macquarie Global Infrastructure Fund

Invesco Oppenheimer Main Street All Cap Fund

Invesco Oppenheimer Main Street Fund

Invesco Oppenheimer Main Street Mid-Cap Fund

Invesco Oppenheimer Main Street Small Cap Fund

Invesco Oppenheimer Mid Cap Value Fund

Invesco Oppenheimer Real Estate Fund

Invesco Oppenheimer Rising Dividends Fund

Invesco Oppenheimer Small Cap Value Fund

Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Invesco Oppenheimer SteelPath MLP Alpha Fund

Invesco Oppenheimer Steelpath MLP Alpha Plus Fund

Invesco Oppenheimer SteelPath MLP Income Fund

Invesco Oppenheimer SteelPath MLP Select 40 Fund

Invesco Oppenheimer SteelPath Panoramic Fund

Invesco Oppenheimer Value Fund

Invesco Pacific Growth Fund

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2050 Fund

Invesco Peak Retirement™ 2055 Fund

Invesco Peak Retirement™ 2060 Fund

Invesco Peak Retirement™ 2065 Fund

Invesco Peak Retirement™ Now Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Summit Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Value Opportunities Fund”

The following information replaces in its entirety the information appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares – Initial Sales Charges – Category IV Funds” in the Appendix entitled “PURCHASE, REDEMPTION AND PRICING OF SHARES” in each Fund’s Statement of Additional Information:

“Category IV Funds

Invesco Floating Rate Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Oppenheimer Intermediate Term Municipal Fund

Invesco Oppenheimer Limited-Term Government Fund

Invesco Oppenheimer Limited-Term Bond Fund

Invesco Oppenheimer Rochester Limited Term California Municipal Fund

Invesco Oppenheimer Rochester Limited Term New York Municipal Fund

Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund (Class A shares)

Invesco Short Duration High Yield Municipal Fund

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Invesco Short Term Bond Fund

Invesco Strategic Real Return Fund

Invesco Limited Term Municipal Income Fund (Class A shares)

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50	%”

The following information is added at the end of the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares – Initial Sales Charges” in the Appendix entitled “PURCHASE, REDEMPTION AND PRICING OF SHARES” in each Fund’s Statement of Additional Information:

“Category VI Funds

Invesco Conservative Allocation Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Moderate Allocation Fund

Invesco Oppenheimer Portfolio Series: Active Allocation Fund

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund

Invesco Oppenheimer Portfolio Series: Growth Investor Fund

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%”

The following information replaces in its entirety the information appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares – Initial Sales Charges – Large Purchases of Class A Shares” in the Appendix entitled “PURCHASE, REDEMPTION AND PRICING OF SHARES” in each Fund’s Statement of Additional Information:

“Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A shares of Category I, II or V Funds do not pay an initial sales charge. Investors who purchase $250,000 or more of Class A shares of Category IV or VI Funds do not pay an initial sales charge. In addition, investors who own Class A shares of Category I, II or V Funds and make additional purchases that result in account balances of $1,000,000 or more and investors who own Class A shares of Category IV or VI Funds and make additional purchases that result in account balances of $250,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of Class A shares of $1,000,000 or more (for Category I, II and V) or $250,000 or more (for Category IV or VI Funds), are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I, II, IV, V and VI Fund, each share will generally be subject to a 1.00% CDSC if the investor redeems those shares within 18 months after purchase.

Invesco Distributors may pay a dealer concession and/or advance a service fee on Large Purchases of Class A shares, as set forth below. Exchanges between the Invesco Funds may affect total compensation paid.”

The following information replaces in its entirety the information appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares – Initial Sales Charges – Payments for Purchases of Class A Shares by Investors Other than Employer Sponsored Retirement and Benefit Plans – Percent of Purchases – Categories I, II and IV” in the Appendix entitled “PURCHASE, REDEMPTION AND PRICING OF SHARES” in each Fund’s Statement of Additional Information:

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“Percent of Purchases – Categories I, II and IV

1% (0.50% for Invesco Short Duration Inflation Protected Fund and 0.75% for Invesco Limited Term Municipal Income Fund and Invesco Short Term Bond Fund) of the first $4 million plus 0.50% of the next $46 million

plus 0.25% of amounts in excess of $50 million”

The following information replaces in its entirety the second paragraph appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Letters of Intent” in the Appendix entitled “PURCHASE, REDEMPTION AND PRICING OF SHARES” in each Fund’s Statement of Additional Information:

“Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Ultra-Short Duration Fund and Invesco Tax-Exempt Cash Fund and Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco Oppenheimer Government Money Market Fund, as applicable, or Class IB, IC, Y, Investor Class and Class RX shares of any Invesco Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges since they cannot be tied to a LOI.”

The following information replaces in its entirety the second paragraph appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES – Purchase and Redemption of Shares – Rights of Accumulation – Other Requirements For Reductions in Initial Sales Charges” in the Appendix entitled “PURCHASE, REDEMPTION AND PRICING OF SHARES” in each Fund’s Statement of Additional Information:

“Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Ultra-Short Duration Fund and Invesco Tax-Exempt Cash Fund and Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco Oppenheimer Government Money Market Fund, as applicable, and Investor Class shares of any Invesco Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.”

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